Debt and Interest Expense	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Debt and Interest Expense

9. Debt and Interest Expense

	September 29, 2013	December 30, 2012
Short-term borrowings
—Notes payable	$1,065	$2,139

Total short-term borrowings	$1,065	$2,139

Long-term debt
—Senior Secured Credit Facility—Tranche B Non Extended Term Loans due 2014	$—	$243,264
—Senior Secured Credit Facility—Tranche B Extended Term Loans due 2016	—	637,906
—Senior Secured Credit Facility—Tranche E Term Loans due 2018	—	398,000
—Senior Secured Credit Facility—Tranche F Term Loans due 2018	—	448,875
—Senior Secured Credit Facility—Tranche G Term Loans due 2020	1,625,925	—
—4.875% Senior Notes due 2021	350,000	—
—9.25% Senior Notes due 2015	—	465,000
—8.25% Senior Notes due 2017	—	400,000
—Unamortized discount on long term debt	(8,188)	(7,230)
—Capital lease obligations	20,606	20,990

	1,988,343	2,606,805
Less: current portion of long-term obligations	19,436	30,419

Total long-term debt	$1,968,907	$2,576,386

Interest expense	Three months ended		Nine months ended
	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Interest expense, third party	$18,318	$37,972	$79,497	$118,021
Related party interest expense (Note 13)	411	665	1,337	2,751
Amortization of debt acquisition costs (Note 7)	623	1,910	3,378	6,745
Write-off of debt acquisition costs (Note 7)	—	2,641	12,725	8,091
Write-off of loan discount	—	—	2,182	1,864
Financing costs (Note 7)	—	—	4,762	7,526
Amortization of deferred mark-to-market adjustment on terminated swaps (Note 11)	—	—	—	444
Interest rate swap losses (Note 11)	243	1,274	3,997	9,159

Total interest expense	$19,595	$44,462	$107,878	$154,601

Senior Secured Credit Facility

On April 3, 2013, the Company completed its IPO which is further described in Note 1. A portion of the proceeds was used to redeem the entire $465.0 million in aggregate principal amount of Pinnacle Foods Finance’s 9.25% Senior Notes at a redemption price of 100.0%. This is explained in greater detail under the section titled, “Senior Notes and Senior Subordinated Notes.” The remaining net proceeds, together with cash on hand, was used to repay $202.0 million of the Tranche B Non-Extended Term Loans.

On April 29, 2013, (the “April 2013 Refinancing”), Pinnacle Foods Finance, entered into the second amendment to the amended and restated Senior Secured Credit Facility, which provided for a seven year term loan facility in the amount of $1,630.0 million (the “Tranche G Term Loans”) and replaced the existing revolving credit facility with a new five year $150.0 million revolving credit facility. Additionally, Pinnacle Foods Finance issued $350.0 million aggregate principal amount of 4.875% Senior Notes (the “4.875% Senior Notes”) due 2021.

As a result of the April 2013 Refinancing, Pinnacle Foods Finance used a portion of the proceeds from the Tranche G Term Loans and the 4.875% Senior Notes issuance to (i) repay all existing indebtedness outstanding under the then existing Senior Secured Credit Facility, consisting of (a) $38.1 million of Tranche B Non-Extended Term Loans, (b) $634.7 million of Tranche B Extended Term Loans, (c) $396.0 million of Tranche E Term Loans and (d) $446.6 million of Tranche F Term Loans and (ii) redeem $400.0 million in aggregate principal amount of Pinnacle Foods Finance’s 8.25% Senior Notes due 2017 at a redemption price of 108.5%.

In connection with the April 2013 Refinancing, Pinnacle Foods Finance incurred deferred financing fees which are detailed in Note 7 to the Consolidated Financial Statements, “Goodwill, Tradenames and Other Assets.” Also, Pinnacle Foods Finance incurred $4,075 of original issue discount on the new Tranche G Term Loans, and wrote off $2,182 of existing original issue discount.

The stated maturity dates are: April 29, 2020 for the Tranche G Loans, and April 29, 2018 for the revolving credit facility.

Pinnacle Foods Finance’s borrowings under the Senior Secured Credit Facility, bear interest at a floating rate and are maintained as base rate loans or as eurocurrency rate loans. Base rate loans bear interest at the base rate plus the applicable base rate margin, as described in the Senior Secured Credit Facility. The base rate is defined as the highest of (i) the administrative agent’s prime rate, (ii) the federal funds effective rate plus 1/2 of 1% and (iii) the eurocurrency rate that would be payable on such day for a eurocurrency rate loan with a one-month interest period plus 1%. Eurocurrency rate loans bear interest at the adjusted eurocurrency rate plus the applicable eurocurrency rate margin, as described in the Senior Secured Credit Facility. The eurocurrency rate is determined by reference to the British Bankers Association “BBA” LIBOR rate for the interest period relevant to such borrowing. With respect to Tranche G Term Loans, the eurocurrency rate shall be no less than 0.75% per annum and the base rate shall be no less than 1.75% per annum. The interest rate margin for Tranche G Term Loans under the Senior Secured Credit Facility is 1.50%, in the case of the base rate loans and 2.50%, in the case of eurocurrency rate loans. The margin is subject to a 25 basis point step down upon achievement by Pinnacle Foods Finance of a total net leverage ratio of less than 4.25:1.0.

The obligations under the Senior Secured Credit Facility are unconditionally and irrevocably guaranteed by Peak Finance Holdings LLC, any subsidiary of Peak Finance Holdings LLC that directly or indirectly owns 100% of the issued and outstanding equity interests of Pinnacle Foods Finance, subject to certain exceptions, each of Pinnacle Foods Finance’s direct or indirect material domestic subsidiaries (collectively, the “Guarantors”) and by the Company effective with the April 2013 refinancing. In addition, subject to certain exceptions, borrowings under the Senior Secured Credit Facility are secured by first priority or equivalent security interests in (i) all the capital stock of, or other equity interests in, each direct or indirect domestic subsidiary of Pinnacle Foods Finance and 65% of the capital stock of, or other equity interests in, each direct foreign subsidiary of Pinnacle Foods Finance, or any of its material domestic wholly-owned subsidiaries and (ii) certain tangible and intangible assets of Pinnacle Foods Finance and those of the Guarantors (subject to certain exceptions and qualifications).

The total combined amount of the Senior Secured Credit Facility Loans that were owed to affiliates of Blackstone as of September 29, 2013 and December 30, 2012, was $48,004 and $63,097, respectively.

As of September 29, 2013 and December 30, 2012 there were no borrowings outstanding under the revolving credit facility, except in respect of letters of credit as set forth below, however, the eurocurrency rate would have been 2.68% and 3.71% as of such dates. For the three and nine months ended September 29, 2013, the weighted average interest rate on the term loan components of the Senior Secured Credit Facility was 3.25% and 3.63%, respectively. For the three and nine months ended September 23, 2012, the weighted average interest rate on the term loan components of the Senior Secured Credit Facility was 3.75% and 3.63%, respectively. As of September 29, 2013 and December 30, 2012 the eurocurrency interest rate on the term loan facilities was 3.25% and 4.08%, respectively.

Pinnacle Foods Finance pays a fee for all outstanding letters of credit drawn against the revolving credit facility at an annual rate equivalent to the applicable eurocurrency rate margin then in effect under the revolving credit facility, plus the fronting fee payable in respect of the applicable letter of credit. The fronting fee is equal to 0.125% per annum of the daily maximum amount then available to be drawn under such letter of credit. The fronting fees are computed on a quarterly basis in arrears. Total letters of credit issued under the revolving credit facility cannot exceed $50,000. As of September 29, 2013 and December 30, 2012, Pinnacle Foods Finance had utilized $29,030 and $33,453, respectively of the revolving credit facility for letters of credit. As of September 29, 2013 and December 30, 2012, respectively, there was $120,970 and $116,547 of borrowing capacity under the revolving credit facility, of which $20,970 and $16,547 was available to be used for letters of credit.

Under the terms of the Senior Secured Credit Facility, Pinnacle Foods Finance is required to use 50% of its “Excess Cash Flow” to prepay the term loans under the Senior Secured Credit Facility (which percentage will be reduced to 25% at a total leverage ratio of between 4.50 and 5.49 and to 0% at a total leverage ratio below 4.50). As of September 29, 2013, Pinnacle Foods Finance had a total leverage ratio of 4.75 (proforma adjusted for the Wish-Bone acquisition in compliance with the terms of the Senior Secured Credit Facility). See the “Liquidity and Capital Resources” section of Management’s Discussion and Analysis of Financial Condition and Results of Operations for further details. Excess Cash Flow is defined as consolidated net income (as defined), as adjusted for certain items, including (1) all non-cash charges and credits included in arriving at consolidated net income, (2) changes in working capital, (3) capital expenditures (to the extent they were not financed with debt), (4) the aggregate amount of principal payments on indebtedness and (5) certain other items defined in the Senior Secured Credit Facility. For the 2012 reporting year, Pinnacle Foods Finance determined that there were no amounts due under the Excess Cash Flow requirements of the Senior Secured Credit Facility. In December 2013, Pinnacle Foods Finance will determine if amounts are due under the Excess Cash Flow requirements of the Senior Secured Credit Facility for the 2013 reporting year.

The term loans under the Senior Secured Credit Facility mature in quarterly installments of 0.25% of their aggregate funded total principal amount. The aggregate maturities of the Tranche G Term Loans outstanding as of September 29, 2013 are $4.1 million in the remainder of 2013, $16.3 million in 2014, $16.3 million in 2015, $16.3 million in 2016, $20.4 million in 2017 and $1,552.6 million thereafter.

Pursuant to the terms of the Senior Secured Credit Facility, Pinnacle Foods Finance is required to maintain a ratio of Net First Lien Secured Debt to Adjusted EBITDA of no greater than 5.75 to 1.00. Net First Lien Secured Debt is defined as aggregate consolidated secured indebtedness, less the aggregate amount of all unrestricted cash and cash equivalents. In addition, under the Senior Secured Credit Facility and the indenture governing the Senior Notes, Pinnacle Foods Finance’s ability to engage in activities such as incurring additional indebtedness, making investments and paying dividends is tied to the Senior Secured Leverage Ratio (which is currently the same as the ratio of Net First Lien Secured Debt to Adjusted EBITDA described above), in the case of the Senior Secured Credit Facility, or to the ratio of Adjusted EBITDA to fixed charges for the most recently concluded four consecutive fiscal quarters, in the case of the Senior Notes. The Senior Secured Credit Facility also permits restricted payments up to an aggregate amount of (together with certain other amounts) the greater of $50 million and 2% of Pinnacle Foods Finance’s consolidated total assets, so long as no default has occurred and is continuing and its pro forma Senior Secured Leverage Ratio would be no greater than 4.25 to 1.00. As of September 29, 2013 the Company is in compliance with all covenants and other obligations under the Senior Secured Credit Facility and the indenture governing the Senior Notes.

Senior Notes and Senior Subordinated Notes

On April 3, 2013, the Company completed its IPO which is further described in Note 1. A portion of the proceeds was used to redeem the entire $465.0 million in aggregate principal amount of Pinnacle Foods Finance’s 9.25% Senior Notes at a redemption price of 100.0%.

On April 29, 2013, as part of the April 2013 Refinancing, Pinnacle Foods Finance, an indirect subsidiary of the Company, issued $350.0 million aggregate principal amount of 4.875% Senior Notes (the “4.875% Senior Notes”) due 2021.

As a result of the April 2013 Refinancing, Pinnacle Foods Finance used a portion of the proceeds from the Tranche G Term Loans and the 4.875% Senior Notes issuance to redeem $400.0 million in aggregate principal amount of Pinnacle Foods Finance’s 8.25% Senior Notes due 2017 at a redemption price of 108.5%.

The 4.875% Senior Notes are general unsecured obligations of Pinnacle Foods Finance, effectively subordinated in right of payment to all existing and future senior secured indebtedness of Pinnacle Foods Finance and guaranteed on a full, unconditional, joint and several basis by Pinnacle Foods Finance’s wholly-owned domestic subsidiaries that guarantee other indebtedness of Pinnacle Foods Finance. See Note 17 for the condensed Consolidated Financial Statements for Guarantor and Nonguarantor Financial Statements.

Pinnacle Foods Finance may redeem some or all of the 4.875% Senior Notes at any time prior to May 1, 2016 at a price equal to 100% of the principal amount of notes redeemed plus the Applicable Premium as of, and accrued and unpaid interest to, the redemption date, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date. The “Applicable Premium” is defined as the greater of (1) 1.0% of the principal amount of such note and (2) the excess, if any, of (a) the present value at such redemption date of (i) the redemption price of such 4.875% Senior Notes at May 1, 2016, plus (ii) all required interest payments due on such 4.875% Senior Notes through May 1, 2016 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the treasury rate plus 50 basis points over (b) the principal amount of such note.

Pinnacle Foods Finance may redeem the 4.875% Senior Notes at the redemption prices listed below, if redeemed during the twelve-month period beginning on May 1st of each of the years indicated below:

4.875% Senior Notes
Year	Percentage
2016	103.656%
2017	102.438%
2018	101.219%
2019 and thereafter	100.000%

In addition, until May 1, 2016, Pinnacle Foods Finance may redeem up to 35% of the aggregate principal amount of the 4.875% Senior Notes at a redemption price equal to 104.875% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, subject to the right of holders of the 4.875% Senior Notes of record on the relevant record date to receive interest due on the relevant interest payment date, with the net cash proceeds received by Pinnacle Foods Finance from one or more equity offerings; provided that (i) at least 50% of the aggregate principal amount of the 4.875% Senior Notes originally issued under the indenture remains outstanding immediately after the occurrence of each such redemption and (ii) each such redemption occurs within 120 days of the date of closing of each such equity offering.

As market conditions warrant, Pinnacle Foods Finance and its subsidiaries, affiliates or significant equity holders (including Blackstone and its affiliates) may from time to time, in its or their sole discretion, purchase, repay, redeem or retire any of Pinnacle Foods Finance’s outstanding debt or equity securities (including any publicly issued debt or equity securities), in privately negotiated or open market transactions, by tender offer, exchange offer or otherwise.

The estimated fair value of the Company’s long-term debt, including the current portion, as of September 29, 2013, is as follows:

	September 29, 2013
Issue	Face Value	Fair Value
Senior Secured Credit Facility—Tranche G Term Loans	1,625,925	1,611,698
4.875% Senior Notes	350,000	325,500

	$1,975,925	$1,937,198

The estimated fair value of the Company’s long-term debt, including the current portion, as of December 30, 2012, is as follows:

	December 30, 2012
Issue	Face Value	Fair Value
Senior Secured Credit Facility—Tranche B Non Extended Term Loans	243,264	244,480
Senior Secured Credit Facility—Tranche B Extended Term Loans	637,906	641,095
Senior Secured Credit Facility—Tranche E Term Loans	398,000	400,985
Senior Secured Credit Facility—Tranche F Term Loans	448,875	452,242
9.25% Senior Notes	465,000	471,975
8.25% Senior Notes	400,000	427,000

	$2,593,045	$2,637,777

The estimated fair values of the Company’s long-term debt are classified as Level 2 in the fair value hierarchy. The fair value is based on the quoted market price for such notes and borrowing rates currently available to the Company for loans with similar terms and maturities.

9. Debt and Interest Expense

	December 30, 2012	December 25, 2011
Short-term borrowings
—Notes payable	$2,139	$1,708

Total short-term borrowings	$2,139	$1,708

Long-term debt
—Senior Secured Credit Facility—Tranche B Non Extended Term Loans due 2014	$243,264	$1,196,875
—Senior Secured Credit Facility—Tranche B Extended Term Loans due 2016	637,906	—
—Senior Secured Credit Facility—Tranche D Term Loans due 2014	—	313,194
—Senior Secured Credit Facility—Tranche E Term Loans due 2018	398,000	—
—Senior Secured Credit Facility—Tranche F Term Loans due 2018	448,875	—
—9.25% Senior Notes due 2015	465,000	625,000
—8.25% Senior Notes due 2017	400,000	400,000
—10.625% Senior Subordinated Notes due 2017	—	199,000
—Unamortized discount on long term debt	(7,230)	(2,712)
—Capital lease obligations	20,990	22,954

	2,606,805	2,754,311
Less: current portion of long-term obligations	30,419	15,661

Total long-term debt	$2,576,386	$2,738,650

	Fiscal year
Interest expense	December 30, 2012	December 25, 2011	December 26, 2010
Interest expense, third party	$158,557	$165,611	$179,209
Related party interest expense (Note 13)	3,330	6,172	4,996
Amortization of debt acquisition costs (Note 7)	8,585	11,062	13,541
Write-off of debt acquisition costs (Note 7)	8,091	—	11,633
Write-off of loan discount	1,864	—	5,648
Financing costs (Note 7)	7,526	—	—
Amortization of deferred mark-to-market adjustment on terminated swaps (Note 11)	444	2,119	3,295
Interest rate swap losses (Note 11)	10,087	23,355	17,682

Total interest expense	$198,484	$208,319	$236,004

Senior Secured Credit Facility

On August 30, 2012, as part of the September 2012 Refinancing, PFF, an indirect subsiary of the Company, entered into the first amendment to the amended and restated Senior Secured Credit Facility (as amended, the “Senior Secured Credit Facility”), which provided for incremental term loans in the amount of $450.0 million (the “Tranche F Term Loans”). PFF used proceeds from the Tranche F Term Loans to pay off $300.0 million of the aggregate principle amount of Tranche B Non Extended Term Loans due 2014.

On September 20, 2012 PFF redeemed $150.0 million aggregate principle amount of its 9.25% Senior Notes due 2015 using proceeds from the Tranche F Term Loans. This is explained in greater detail under the section titled, “Senior Notes and Senior Subordinated Notes.”

In connection with the refinancing, the Company incurred deferred financing fees which are explained in detail in Note 7 to the Consolidated Financial Statements, “Goodwill, Tradenames and Other Assets.” Also, the Company incurred $3.4 million of original issue discount on its new Tranche F Term Loans.

The stated maturity date of the Tranche F Term Loans is October 17, 2018. However, the maturity date would be accelerated as follows:

•	if more than $150.0 million of the 9.25% Senior Notes are outstanding on December 31, 2014, then the maturity date of the Tranche F Term Loans would be December 31, 2014; or

•	if more than $150.0 million of the 8.25% Senior Notes are outstanding on June 2, 2017, then the maturity date of the Tranche F Term Loans would be June 2, 2017.

On April 17, 2012, as part of the April 2012 Refinancing, PFF entered into an amendment and restatement of the Senior Secured Credit Facility. The Senior Secured Credit Facility provides for (i) an extension of the maturity date of a portion of the existing term loan B facility (the “Tranche B Extended Term Loans”) in the initial amount of $641.1 million, while a portion of the existing term loan B facility (the “Tranche B Non Extended Term Loans”) in the initial amount of $550.0 million retained their original terms, (ii) the issuance of a new term loan E facility (the “Tranche E Term Loans”) in the initial amount of $400.0 million, and (iii) the replacement of the existing revolving credit facility with a new $150.0 million revolving credit facility (the “Revolving Credit Facility”). The Senior Secured Credit Facility, as well as the indentures covering the various notes referenced below, subject the Company to various financial and non-financial covenants. The Company used proceeds from the Tranche E Term Loans to pay off all of its outstanding balance of $313.2 million aggregate principal amount of Tranche D Term Loans.

On April 19, 2012, PFF redeemed all $199.0 million aggregate principal amount of its outstanding 10.625% Senior Subordinated Notes using proceeds from the Tranche E Term Loans along with available cash. This is explained in greater detail under the section titled, “Senior Notes and Senior Subordinated Notes.”

In connection with the refinancing, the Company incurred deferred financing fees which are explained in detail in Note 7 to the Consolidated Financial Statements, “Goodwill, Tradenames and Other Assets.” Also, the Company incurred $4.0 million of original issue discount on its new Tranche E Term Loans.

The stated maturity dates are: April 2, 2014 for the Tranche B Non Extended Term Loans, October 2, 2016 for the Tranche B Extended Term Loans, October 17, 2018 for the Tranche E Term Loans, and April 17, 2017 for the Revolving Credit Facility.

However, the maturity dates would be accelerated as follows:

•	if more than $150.0 million of the Tranche B Non Extended Term Loans are outstanding on January 3, 2014, the Revolving Credit Facility would expire January 3, 2014;

•	if more than $150.0 million of the 9.25% Senior Notes are outstanding on December 31, 2014, then the maturity dates of the Tranche B Extended Term Loans, the Tranche E Term Loans and the Revolving Credit Facility would be December 31, 2014;

•	if more than $150.0 million of the Tranche B Extended Term Loans are outstanding on July 3, 2016, the Revolving Credit Facility would expire July 3, 2016; or

•	if more than $150.0 million of the 8.25% Senior Notes are outstanding on June 2, 2017, then the maturity dates of the Tranche E Term Loans and the Revolving Credit Facility would be June 2, 2017.

There were no borrowings outstanding under the Revolving Credit Facility as of December 30, 2012 and December 25, 2011.

The total combined amount of the Senior Secured Credit Facility Loans that were owed to affiliates of Blackstone as of December 30, 2012 and December 25, 2011, was $63,097 and $121,992, respectively.

The Company’s borrowings under the Senior Secured Credit Facility, bear interest at a floating rate and are maintained as base rate loans or as Eurocurrency rate loans. Base rate loans bear interest at the base rate plus the applicable base rate margin, as defined in the Senior Secured Credit Facility. The base rate is defined as the highest of (i) the prime rate (ii) the Federal Reserve reported overnight funds rate plus 1/2 of 1% and the Eurocurrency rate that would be payable on such day for a Eurocurrency rate loan with a one-month interest period plus 1.0%. Eurocurrency rate loans bear interest at the adjusted Eurocurrency rate, as described in the Senior Secured Credit Facility, plus the applicable Eurocurrency rate margin. With respect to Tranche E Term Loans and Tranche F Term Loans, the Eurocurrency rate shall be no less than 1.25% per annum and the base rate shall be no less than 2.25% per annum.

The applicable margins with respect to the Company’s Senior Secured Credit Facility vary from time to time in accordance with the terms thereof and agreed upon pricing grids based on the Company’s leverage ratio as defined in the credit agreement. The applicable margins with respect to the Senior Secured Credit Facility as of December 30, 2012 were:

Applicable Margin (per annum)

Revolving Credit Facility and Letters of Credit			Tranche B Non Extended Term Loans		Tranche B Extended Term Loans
Eurocurrency Rate	Base Rate	Commitment Fees Rate	Eurocurrency Rate	Base Rate	Eurocurrency Rate	Base Rate
3.50%	2.50%	0.50%	2.50%	1.50%	3.50%	2.50%

			Tranche E Term Loans		Tranche F Term Loans
			Eurocurrency Rate	Base Rate	Eurocurrency Rate	Base Rate
			3.50%	2.50%	3.50%	2.50%

The obligations under the Senior Secured Credit Facility are unconditionally and irrevocably guaranteed by each of PFF’s direct or indirect material wholly-owned domestic subsidiaries (collectively, the “Guarantors”). In addition, the Senior Secured Credit Facility is collateralized by first priority or equivalent security interests in (i) all the capital stock of, or other equity interests in, each direct or indirect domestic subsidiary of PFF and 65% of the capital stock of, or other equity interests in, each material direct foreign subsidiary of PFF, or any of its domestic subsidiaries and (ii) certain tangible and intangible assets of PFF and those of the Guarantors (subject to certain exceptions and qualifications).

A commitment fee of 0.50% per annum based on current leverage ratios is applied to the unused portion of the Revolving Credit Facility. There were revolver borrowings made during fiscal 2012, however, there were no revolver borrowings outstanding as of December 30, 2012 or during fiscal 2011 and fiscal 2010. As of December 30, 2012 and December 25, 2011, the Eurocurrency interest rate on the revolving credit facility would have been 3.71% and 2.79%, respectively. For the fiscal year ending December 30, 2012, the weighted average interest rate on the revolving credit facility calculated on the base rate was 3.72%.

For the fiscal years ended December 30, 2012, December 25, 2011 and December 26, 2010, the weighted average interest rate on the term loan components of the Senior Credit Facility were 3.76%, 3.51% and 4.44%, respectively. As of December 30, 2012 and December 25, 2011 the Eurocurrency interest rate on the term loan facilities was 4.08% and 3.46%, respectively.

The Company pays a fee for all outstanding letters of credit drawn against the Revolving Credit Facility at an annual rate equivalent to the Applicable Margin then in effect with respect to Eurodollar loans under the Revolving Credit Facility, less the fronting fee payable in respect of the applicable letter of credit. The fronting fee is equal to 0.125% per annum of the daily maximum amount then available to be drawn under such letter of credit. The fronting fees are computed on a quarterly basis in arrears. Total letters of credit issued under the Revolving Credit Facility cannot exceed $50,000. As of December 30, 2012 and December 25, 2011, the Company had utilized $33,453 and $33,568, respectively of the Revolving Credit Facility for letters of credit. As of December 30, 2012 and December 25, 2011, there were no borrowings under the Revolving Credit Facility. As of December 30, 2012 and December 25, 2011, respectively, there was $116,547 and $116,432 of borrowing capacity under the Revolving Credit Facility, of which $16,547 and $16,432 was available to be used for letters of credit.

Under the terms of the Senior Secured Credit Facility, the Company is required to use 50% of its “Excess Cash Flow” to prepay the Senior Secured Credit Facility loans (which percentage will be reduced to 25% at a total leverage ratio of 4.50 to 5.49 and to 0% at a total leverage ratio below 4.50). Excess Cash Flow is defined as consolidated net income (as defined), as adjusted for certain items, including (1) all non-cash charges and credits included in arriving at consolidated net income, (2) changes in working capital, (3) capital expenditures (to the extent they were not financed with debt), (4) the aggregate amount of principal payments on indebtedness and (5) certain other items defined in the Senior Secured Credit Facility. In December 2011, the Company made voluntary prepayments on its Senior Secured Credit Facility of $55.0 million. As a result of this prepayment, no payment was due under the Excess Cash Flow requirements of Senior Secured Credit Facility for the 2011 reporting year. For the 2012 reporting year the Company determined that there are no amounts due under the Excess Cash Flow requirements of the Senior Secured Credit Facility.

The Senior Secured Credit Facility loans mature in quarterly 0.25% installments. The aggregate maturities of the Tranche B Non Extended Term Loans outstanding as of December 30, 2012 are $12.5 million in 2013 and $230.8 million in 2014. The aggregate maturities of the Tranche B Extended Term Loans outstanding as of December 30, 2012 are $6.4 million in 2013, $6.4 million in 2014, $6.4 million in 2015 and $618.6 million in 2016. The aggregate maturities of the Tranche E Term Loans outstanding as of December 30, 2012 are $4.0 million in 2013, $4.0 million in 2014, $4.0 million in 2015, $4.0 million in 2016, $5.0 million in 2017 and $377.0 million thereafter. The aggregate maturities of the Tranche F Term Loans outstanding as of December 30, 2012 are $4.5 million in 2013, $4.5 million in 2014, $4.5 million in 2015, $4.5 million in 2016, $5.6 million in 2017 and $425.3 million thereafter.

Pursuant to the terms of the Senior Secured Credit Facility, the Company is required to maintain a ratio of Net First Lien Secured Debt to Adjusted EBITDA of no greater than 5.25 to 1.00. Net First Lien Secured Debt is defined as aggregate consolidated secured indebtedness, less the aggregate amount of all unrestricted cash and cash equivalents. In addition, under the Senior Secured Credit Facility and the indentures governing the Senior Notes, the Company’s ability to engage in activities such as incurring additional indebtedness, making investments and paying dividends is tied to the Senior Secured Leverage Ratio (which is currently the same as the Net First Lien Secured Debt Ratio above), in the case of the Senior Secured Credit Facility, or to the ratio of Adjusted EBITDA to fixed charges for the most recently concluded four consecutive fiscal quarters, in the case of the Senior Notes. The Senior Secured Credit Facility also permits restricted payments up to an aggregate amount of (together with certain other amounts) the greater of $50 million and 2% of the Company’s consolidated total assets, so long as no default has occurred and is continuing and its senior secured leverage ratio would be no greater than 4.25 to 1.00. As of December 30, 2012 the Company is in compliance with all covenants and other obligations under the Senior Secured Credit Facility and the Senior Notes.

Senior Notes and Senior Subordinated Notes

On April 2, 2007, PFF issued in the initial aggregate principal amounts of $325.0 million of 9.25% Senior Notes (the “Senior Notes”) due 2015, and $250.0 million of 10.625% Senior Subordinated Notes (the “Senior Subordinated Notes”) due 2017. On December 23, 2009, as part of the Birds Eye Foods Acquisition, PFF issued an additional $300.0 million of 9.25% Senior Notes due 2015 (the “Additional Senior Notes”). The Senior Notes and the Additional Senior Notes are collectively referred to herein as the 9.25% Senior Notes. On August 17, 2010, PFF issued $400.0 million of 8.25% Senior Notes due 2017 (the “8.25% Senior Notes”).

The 9.25% Senior Notes and the 8.25% Senior Notes are general unsecured obligations of PFF, effectively subordinated in right of payment to all existing and future senior secured indebtedness of PFF and guaranteed on a full, unconditional, joint and several basis by PFF’s wholly-owned domestic subsidiaries that guarantee other indebtedness of PFF.

On April 19, 2012, PFF redeemed all $199.0 million aggregate principal amount of its outstanding 10.625% Senior Subordinated Notes at a redemption price equal to 105.313% of the aggregate principal amount plus accrued and unpaid interest to the redemption date. The total redemption price was approximately $210.6 million, including accrued interest of $1.0 million. The premium of $10.6 million was recorded in Other expense (income) during the second quarter. The redemption was effected in accordance with the indenture governing the Senior Subordinated Notes pursuant to a notice dated March 20, 2012. PFF funded the redemption price for the Senior Subordinated Notes with the net proceeds of $82.8 million from the Tranche E Term Loans along with $127.8 million of available cash.

On September 20, 2012, PFF redeemed $150.0 million aggregate principal amount of its outstanding 9.25% Senior Notes at a redemption price equal to 102.313% of the aggregate principal amount plus accrued and unpaid interest to the redemption date. The total redemption price was approximately $160.0 million, including accrued interest of $6.5 million. The premium of $3.5 million was recorded in Other expense (income) during the third quarter of 2012. The redemption was effected in accordance with the indenture governing the Senior Subordinated Notes pursuant to a notice dated August 21, 2012. PFF funded the redemption price for the Senior Subordinated Notes fully with the net proceeds from the Tranche F Term Loans.

PFF may redeem some or all of the 8.25% Senior Notes at any time prior to September 1, 2013 at a price equal to 100% of the principal amount of notes redeemed plus the Applicable Premium as of, and accrued and unpaid interest to, the redemption date, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date. The “Applicable Premium” is defined as the greater of (1) 1.0% of the principal amount of such note and (2) the excess, if any, of (a) the present value at such redemption date of (i) the redemption price of such 8.25% Senior Note at September 1, 2013, plus (ii) all required interest payments due on such 8.25% Senior Note through September 1, 2013 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the treasury rate plus 50 basis points over (b) the principal amount of such note.

PFF currently may redeem the 9.25% Senior Notes, and in the future may redeem the 8.25% Senior Notes or the Senior Subordinated Notes, at the redemption prices listed below, if redeemed during the twelve-month periods of each of the years indicated below:

9.25% Senior Notes		8.25% Senior Notes
Year	Percentage	Year	Percentage
April 1, 2012	102.313%	September 1, 2013	106.188%
April 1, 2013 and thereafter	100.000%	September 1, 2014	104.125%
		September 1, 2015	102.063%
		September 1, 2016 and thereafter	100.000%

In addition, until September 1, 2013, PFF may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Notes at a redemption price equal to 108.25% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, subject to the right of holders of the 8.25% Senior Notes of record on the relevant record date to receive interest due on the relevant interest payment date, with the net cash proceeds received by PFF from one or more equity offerings; provided that (i) at least 50% of the aggregate principal amount of the 8.25% Senior Notes originally issued under the indenture remains outstanding immediately after the occurrence of each such redemption and (ii) each such redemption occurs within 90 days of the date of closing of each such equity offering.

As market conditions warrant, the Company and its subsidiaries, affiliates or significant equity holders (including Blackstone and its affiliates) may from time to time, in its or their sole discretion, purchase, repay, redeem or retire any of the Company’s outstanding debt or equity securities (including any publicly issued debt or equity securities), in privately negotiated or open market transactions, by tender offer, exchange offer or otherwise.

The estimated fair value of the Company’s long-term debt, including the current portion, as of December 30, 2012, is as follows:

	December 30, 2012
Issue	Face Value	Fair Value
Senior Secured Credit Facility—Tranche B Non Extended Term Loans	$243,264	$244,480
Senior Secured Credit Facility—Tranche B Extended Term Loans	637,906	641,095
Senior Secured Credit Facility—Tranche E Term Loans	398,000	400,985
Senior Secured Credit Facility—Tranche F Term Loans	448,875	452,242
9.25% Senior Notes	465,000	471,975
8.25% Senior Notes	400,000	427,000

	$2,593,045	$2,637,777

The estimated fair value of the Company’s long-term debt, including the current portion, as of December 25, 2011, is as follows:

	December 25, 2011
Issue	Face Value	Fair Value
Senior Secured Credit Facility—Tranche B Term Loans	$1,196,875	$1,169,945
Senior Secured Credit Facility—Tranche D Term Loans	313,194	313,977
9.25% Senior Notes	625,000	642,188
8.25% Senior Notes	400,000	416,000
10.625% Senior Subordinated Notes	199,000	209,448

	$2,734,069	$2,751,558

The estimated fair values of the Company’s long-term debt are classified as Level 2 in the fair value hierarchy. The fair value is based on the quoted market price for such notes and borrowing rates currently available to the Company for loans with similar terms and maturities.